Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Subtotal	$ 1,100,911	$ 827,939
Less: Accumulated depreciation	(230,681)	(175,159)		$ (241,524)
Total	870,230	652,780		$ 807,244
Depreciation	101,800	64,400	$ 58,100
Land
Property, Plant and Equipment [Line Items]
Subtotal	54,919	50,780
Buildings and land improvements
Property, Plant and Equipment [Line Items]
Subtotal	240,515	179,821
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Subtotal	755,590	569,157
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 49,887	$ 28,181